8. Debt Issue Costs (Tables)	15 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt Issuance Costs
Debt issue costs - net - December 31, 2012	$—
Debt issue costs	247,197
Accumulated amortization - 2013	(11,986)
Debt issue costs - net - December 31, 2013	$235,211